FINANCIAL INSTRUMENTS - Disclosure of information about key assumptions to measure fair value of warrants (Details) $ / shares in Units, $ in Thousands	Jun. 30, 2025 CAD ($) Year $ / shares
Series 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Expected volatility	76.30%
Share price (Canadian Dollar)	$ 3.39
Expected life (in years) | Year	1.389
Risk-free interest rate	2.60%
Expected dividend yield	0.00%
Fair value: Per Warrant (Canadian Dollar)	$ 0.954
Total Warrants (Canadian Dollar in thousands) | $	$ 708
Series 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Expected volatility	71.37%
Share price (Canadian Dollar)	$ 3.39
Expected life (in years) | Year	0.616
Risk-free interest rate	4.36%
Expected dividend yield	0.00%
Fair value: Per Warrant (Canadian Dollar)	$ 0.012
Total Warrants (Canadian Dollar in thousands) | $	$ 12
Series 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Expected volatility	68.40%
Share price (Canadian Dollar)	$ 3.39
Expected life (in years) | Year	0.863
Risk-free interest rate	4.33%
Expected dividend yield	0.00%
Fair value: Per Warrant (Canadian Dollar)	$ 0
Total Warrants (Canadian Dollar in thousands) | $	$ 0